Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Revenue Disaggregation
As of December 31, 2020, 2019 and 2018, the revenues were as follows:

A.	Revenue disaggregation

For the year ended December 31,	Exploration and Production (1)	Industrial Transformation (2)(3)	Logistics	Fertilizers (4)	Trading Companies	Corporate and Other Operating Subsidiary Companies	Total

Geographical market 2020
United States	171,640,991	—	—	—	131,653,920	1,049,117	304,344,028
Other	85,271,096	—	—	—	8,259,494	2,124,601	95,655,191
Europe	44,287,027	—	—	—	966,982	—	45,254,009
Local	327,652	477,920,252	4,099,000	1,516,383	19,135,480	5,409,849	508,408,616

Total	301,526,766	477,920,252	4,099,000	1,516,383	160,015,876	8,583,567	953,661,844

2019
United States	226,689,583	—	—	—	144,578,641	866,393	372,134,617
Other	57,106,954	—	—	—	21,001,222	4,101,054	82,209,230
Europe	124,974,855	—	—	—	6,409,388	1,903,942	133,288,185
Local	761,770	799,255,886	4,663,770	1,635,153	3,587,920	4,434,654	814,339,153

Total	409,533,162	799,255,886	4,663,770	1,635,153	175,577,171	11,306,043	1,401,971,185

2018
United States	276,785,650	—	—	—	158,713,210	—	435,498,860
Other	51,708,232	—	—	—	40,743,480	5,660,310	98,112,022
Europe	153,765,163	—	—	—	4,647,265	2,905,858	161,318,286
Local	225,471	973,926,858	4,708,217	2,938,166	64,037	4,327,233	986,189,982

Total	482,484,516	973,926,858	4,708,217	2,938,166	204,167,992	12,893,401	1,681,119,150

Major products and services 2020
Crude oil	301,199,114	—	—	—	—	—	301,199,114
Gas	194,337	60,076,159	—	—	51,098,675	—	111,369,171
Refined petroleum products	—	409,240,569	—	—	107,391,773	—	516,632,342
Other	—	8,412,776	—	1,515,464	1,296,288	8,521,205	19,745,733
Services	133,315	190,748	4,099,000	919	229,140	62,362	4,715,484

Total	301,526,766	477,920,252	4,099,000	1,516,383	160,015,876	8,583,567	953,661,844

2019
Crude oil	408,771,392	—	—	—	—	—	408,771,392
Gas	288,446	66,014,617	—	—	53,353,075	—	119,656,138
Refined petroleum products	—	722,239,101	—	—	121,028,417	986,965	844,254,483
Other	—	8,913,397	—	1,634,300	1,127,697	8,505,098	20,180,492
Services	473,324	2,088,771	4,663,770	853	67,982	1,813,980	9,108,680

Total	409,533,162	799,255,886	4,663,770	1,635,153	175,577,171	11,306,043	1,401,971,185

2018
Crude oil	482,259,045	—	—	—	—	—	482,259,045
Gas	3,586	110,216,105	—	—	34,446,277	—	144,665,968
Refined petroleum products	—	850,342,124	—	—	167,796,526	—	1,018,138,650
Other	—	12,809,114	—	2,933,424	1,861,151	9,778,796	27,382,485
Services	221,885	559,515	4,708,217	4,742	64,038	3,114,605	8,673,002

Total	482,484,516	973,926,858	4,708,217	2,938,166	204,167,992	12,893,401	1,681,119,150

Timing of revenue recognition 2020
Products transferred at a point in time	301,526,766	477,729,504	4,099,000	1,515,464	159,786,736	8,521,205	953,178,675
Products and services transferred over the time	—	190,748	—	919	229,140	62,362	483,169

Total	301,526,766	477,920,252	4,099,000	1,516,383	160,015,876	8,583,567	953,661,844

2019
Products transferred at a point in time	409,059,838	797,167,115	4,663,770	1,634,300	175,509,189	9,492,063	1,397,526,275
Products and services transferred over the time	473,324	2,088,771	—	853	67,982	1,813,980	4,444,910

Total	409,533,162	799,255,886	4,663,770	1,635,153	175,577,171	11,306,043	1,401,971,185

2018
Products transferred at a point in time	482,262,631	973,367,343	4,708,217	2,933,424	204,103,954	9,778,796	1,677,154,365
Products and services transferred over the time	221,885	559,515	—	4,742	64,038	3,114,605	3,964,785

Total	482,484,516	973,926,858	4,708,217	2,938,166	204,167,992	12,893,401	1,681,119,150

(1)
On July 1, 2019 Pemex Drilling and Services was merged into Pemex Exploration and Production. For comparison purposes all operations for periods prior to the merger are presented in the Pemex Exploration and Production segment.

(2)
On July 1, 2019 Pemex Ethylene was merged into Pemex Industrial Transformation. For comparison purposes all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.

(3)
Pemex Cogeneration and Services was liquidated on July 27, 2018. Except for certain expenses incurred in the liquidation, all operations were transferred to Pemex Industrial Transformation. For comparison purposes all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.

(4)	Merged as of January 1, 2021, see Note 28-E.